Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity - Summary of Employee and Non-Employee Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Shares Issuable Under Options, Outstanding, Beginning balance			405,081	264,303	264,303
Shares Issuable Under Options, Granted	1,044,667	50,806	3,867,366	153,686	235,199
Shares Issuable Under Options, Exercised					0
Shares Issuable Under Options, Forfeited					(94,421)
Shares Issuable Under Options, Outstanding, Ending balance					405,081	264,303
Shares Issuable Under Options, Options vested and expected to vest					397,772
Shares Issuable Under Options, Options exercisable					163,450
Weighted Average Exercise Price, Outstanding Beginning balance			$ 113.75	$ 189	$ 189
Weighted Average Exercise Price, Granted	$ 14.5	$ 16.75	$ 9.65	$ 52.5	45
Weighted Average Exercise Price, Exercised					0
Weighted Average Exercise Price, Forfeited					153.5
Weighted Average Exercise Price, Outstanding Ending balance					113.75	$ 189
Weighted Average Exercise Price, Options vested and expected to vest					112.5
Weighted Average Exercise Price, Options exercisable					$ 171
Weighted Average Remaining Contractual Term, Outstanding					6 years 8 months 19 days	7 years 10 months 24 days
Weighted Average Remaining Contractual Term, Options vested and expected to vest					6 years 9 months 10 days
Weighted Average Remaining Contractual Term, Options exercisable					4 years 11 months 4 days
Aggregate Intrinsic Value, Outstanding					$ 2	$ 328
Aggregate Intrinsic Value, Options vested and expected to vest					2
Aggregate Intrinsic Value, Options exercisable					$ 0